Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,410	$ 1,431
Right-of-use assets at end of period	1,415	1,410	$ 1,431
Continuing operations
Movements of the right-of-use assets [roll forward]
Impact of business combinations	42	16
Additions to right-of-use assets	304	421
Depreciation charge	(257)	(259)	$ (267)
Impairment loss recognised in profit or loss, right of use assets	1	(4)
Lease contract terminations, right-of-use assets	(36)	(93)
Increase (decrease) through net exchange differences, right-of-use assets	$ (49)	15
Discontinued operations
Movements of the right-of-use assets [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(117)
Additions to right-of-use assets		$ 66